Structured entities - Covered bond programme (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about consolidated structured entities [line items]
Fair value pledged mortgage loans	€ 61,240	€ 55,524
Dutch Covered Bond programmes
Disclosure of information about consolidated structured entities [line items]
Fair value pledged mortgage loans	29,131	27,172
Diba Mortgage Pfandbriefe
Disclosure of information about consolidated structured entities [line items]
Fair value pledged mortgage loans	18,811	15,050
ING Belgium Residential Pandbrieven Programme
Disclosure of information about consolidated structured entities [line items]
Fair value pledged mortgage loans	8,986	9,024
IBAL Covered Bond
Disclosure of information about consolidated structured entities [line items]
Fair value pledged mortgage loans	3,492	3,676
ING Bank Hipoteczny CBP
Disclosure of information about consolidated structured entities [line items]
Fair value pledged mortgage loans	€ 820	€ 602